Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology	$ 321,000	$ 321,000
Accumulated Amortization, Proprietary Technology	(321,556)	(214,000)
Net, Proprietary Technology	9,444	107,000
Proprietary Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology	321,000	321,000
Accumulated Amortization, Proprietary Technology	(321,000)	(214,000)
Net, Proprietary Technology		$ 107,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis, Proprietary Technology	10,000
Accumulated Amortization, Proprietary Technology	556
Net, Proprietary Technology	$ 9,444